Equity (Details ) (USD $)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of outstanding options and warrants
Options Outstanding Beginning Balance		2,215,039	119,476	119,476
Options Outstanding, Granted		3,977,687	2,129,563
Options Outstanding, Excercised	4,762	(85,887)
Options Outstanding, Forfeited		(130,714)	(34,000)
Options Outstanding Ending Balance	5,976,125	5,976,125	2,215,039	119,476	119,476
Option Vested Beginning Balance		2,215,039	119,476	119,476
Options Vested, Granted		3,977,687	2,129,563
Options Vested, Exercised		(85,887)
Options Vested, Forfeited		(130,714)	(34,000)
Option Vested Ending Balance	5,976,125	5,976,125	2,215,039	119,476	119,476
Weighted Average Intrinsic value, Options				$ 0	$ 0
Weighted Average Intrinsic value, Options, Granted		$ 2.17	$ 2.96	$ 0
Weighted Average Exercise Price, Options				$ 1.49	$ 1.20
Weighted Average Exercise Price, Options, Granted		$ 2.17	$ 2.96	$ 3.00
Weighted Average Remaining Term, Options				1 month 6 days	1 month 6 days
Weighted Average Remaining Term, Options, Granted		4 years 9 months 18 days	1 year 4 months 24 days	3 years 2 months 12 days